Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Taxes
Schedule of deferred tax assets and liability

The amount of deferred tax assets and liability by type of temporary difference can be detailed as follows:

	Year Ended
	December 31, 2020
(in thousands of €)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	€1,750	€—	€1,750
Income tax benefit from excess tax deductions related to share-based payments	10,889	—	10,889
Property, plant and equipment	—	(136)	(136)
Intangible assets	—	(1,460)	(1,460)

Netting by taxable entity	(384)	384	—

Net deferred tax assets / (liabilities)	€12,255	€(1,212)	€11,043

Schedule of change in net deferred taxes

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

(in thousands of €)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2020	€—	€—
Recognized in profit or loss	7,311	(1,212)
Recognized in equity	5,073	—
Effects of change in foreign exchange rate	(129)	—
Balance at December 31, 2020	€12,255	€(1,212)